Prepaid Expenses and Other Current Assets	6 Months Ended
Sep. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of September 30, 2022 and March 31, 2022:

	As of September 30,	As of March 31,
	2022	2022
Prepayments to suppliers	$4,968,167	$4,177,537
Loans receivables (a)	502,310	727,765
Deposit	704,681	691,070
Prepayments to technical provider	598,608	669,481
VAT-in	531,036	560,155
Prepayment to Weilan (b)	-	448,946
Receivable from disposal of subsidiaries(c)	563,396	408,106
Other current assets	-	226,173
Total	$7,868,198	$7,909,233

(a)	Loans receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six to nine months and the interest rate from 0.03% to 0.5% per day.

(b)	In the year ended March 31, 2022, the Company signed a cooperation agreement with a third party to invest in Hangzhou Weilan Automobile Co., Ltd. (“Weilan”) and paid $448,946 to the shareholders of Weilan. In June 2022, both parties agreed to terminate the cooperation agreement and the Company collected the full prepayment.

(c)	In the six months ended September 30, 2022, the Company disposed 24 subsidiaries due to the business optimization. The total receivables from disposal of these subsidiaries amounted to $581,079. Receivables of amounted to $17,683 has been collected by September 30, 2022 and the remained amount was fully collected in October, 2022.